Allowance for Doubtful Accounts, Sales Returns and Discounts (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 929	$ 1,078	$ 785
Additions	5,168	7,272	7,386
Amounts utilized	(5,229)	(7,421)	(7,093)
Balance at end of year	$ 868	$ 929	$ 1,078